Derivative Instruments and Hedging Activities (Details 1) - Foreign Exchange Forward [Member] - Cash Flow Hedging [Member] - Designated as Hedging Instrument [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain Recognized in Other Comprehensive Income	¥ 0	$ 0	¥ (24,117)	¥ (7,641)
Amount of Gain Reclassified from Other Comprehensive Income into Loss	¥ (749)	$ (116)	¥ (24,390)	¥ (8,711)